Consolidated Statements of Shareholders' Equity - CAD CAD in Millions	Total		Share Capital [Member]	Paid in Surplus [Member]	Retained Earnings [Member]	AOCI [Member] [1]
Beginning balance at Dec. 31, 2014	CAD 10,186		CAD 3,889	CAD 4,291	CAD 1,599	CAD 407
Net Earnings (Loss)	618	[2]			618
Other Comprehensive Income (Loss)	613					613
Comprehensive Income (Loss)	1,231				618	613
Common Shares Issued for Cash	1,463		1,463
Common Shares Issued Pursuant to Dividend Reinvestment Plan	182		182
Stock-Based Compensation Expense	39			39
Dividends on Common Shares	(710)				(710)
Ending balance at Dec. 31, 2015	12,391		5,534	4,330	1,507	1,020
Net Earnings (Loss)	(545)	[2]			(545)
Other Comprehensive Income (Loss)	(110)					(110)
Comprehensive Income (Loss)	(655)				(545)	(110)
Stock-Based Compensation Expense	20			20
Dividends on Common Shares	(166)				(166)
Ending balance at Dec. 31, 2016	11,590		5,534	4,350	796	910
Net Earnings (Loss)	3,366				3,366
Other Comprehensive Income (Loss)	(267)					(267)
Comprehensive Income (Loss)	3,099				3,366	(267)
Common Shares Issued for Cash	5,506		5,506
Stock-Based Compensation Expense	11			11
Dividends on Common Shares	(225)				(225)
Ending balance at Dec. 31, 2017	CAD 19,981		CAD 11,040	CAD 4,361	CAD 3,937	CAD 643

[1]	Accumulated Other Comprehensive Income (Loss).
[2]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.